Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Apr. 06, 2023	Mar. 30, 2023	Mar. 31, 2023	Jan. 31, 2023
Private Placement
Subsequent Events
Proceeds from issuance of private placement	$ 89.5
Securities Purchase Agreement
Subsequent Events
Number of units to be issued		79,900,000
Number of warrants in a unit		0.75
Securities Purchase Agreement | Class A common stock
Subsequent Events
Number of shares in a unit		1
Warrant to purchase (in shares)		1
Exercise price		$ 1.13
Aggregate number of shares agreed to sell		69,200,000
Warrants to purchase common stock		59,900,000
Securities Purchase Agreement | Private Placement
Subsequent Events
Proceeds from issuance of private placement		$ 89.5
Securities Purchase Agreement | Pre-funded warrants | Class A common stock
Subsequent Events
Warrants to purchase common stock		10,800,000
Unsecured Promissory Note
Subsequent Events
Amount borrowed			$ 12.9	$ 12.9
Institutional investors | Securities Purchase Agreement
Subsequent Events
Purchase price per unit		$ 1.12
Employees and consultants | Securities Purchase Agreement
Subsequent Events
Purchase price per unit		$ 1.19